UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-09813
                                                     ---------
                                 UMB Scout Funds
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512
                                                           --------------
                        Date of fiscal year end: June 30
                                                 -------
                    Date of reporting period: March 31, 2006
                                              --------------

ITEM 1.  SCHEDULE OF INVESTMENTS

UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

NUMBER OF
SHARES                                                          VALUE

COMMON STOCKS - 99.0%

CONSUMER DISCRETIONARY - 9.0%
           31,100 J. C. Penney Co., Inc.                    $    1,878,751
           52,100 McDonald's Corp.                               1,790,156
           90,100 Staples, Inc.                                  2,299,352
           17,600 Starwood Hotels & Resorts Worldwide, Inc.      1,192,048
           39,200 Target Corp.                                   2,038,792
           86,000 Time Warner, Inc.                              1,443,940
                                                            --------------
                                                                10,643,039
                                                            --------------

CONSUMER STAPLES - 5.5%
           16,000 Altria Group, Inc.                             1,133,760
           58,000 Hormel Foods Corp.                             1,960,400
           29,200 PepsiCo, Inc.                                  1,687,468
           30,200 Procter & Gamble Co.                           1,740,124
                                                            --------------
                                                                 6,521,752
                                                            --------------

ENERGY - 9.0%
           29,800 Apache Corp.                                   1,952,198
           44,400 ConocoPhillips                                 2,803,860
           35,900 Occidental Petroleum Corp.                     3,326,135
           51,500 Peabody Energy, Corp.                          2,596,115
                                                            --------------
                                                                10,678,308
                                                            --------------
FINANCIALS - 30.7%
           33,900 American Express Co.                           1,781,445
           41,300 American International Group, Inc.             2,729,517
           50,500 Bank of America Corp.                          2,299,770
           32,300 Chubb Corp.                                    3,082,712
           50,900 Cullen/Frost Bankers, Inc.(1)                  2,735,875
           32,500 Hartford Financial Services Group, Inc.        2,617,875
           70,400 Highwoods Properties, Inc.                     2,374,592
           25,100 Lincoln National Corp.                         1,370,209
           42,000 Marsh & McLennan Co., Inc.                     1,233,120
           56,600 Merrill Lynch & Co., Inc.                      4,457,816
           35,000 Morgan Stanley                                 2,198,700
           53,500 State Street Corp.                             3,233,005
           25,526 Toronto-Dominion Bank                          1,421,798
           77,700 U.S. Bancorp                                   2,369,850
           38,100 Wells Fargo & Co.                              2,433,447
                                                            --------------
                                                                36,339,731
                                                            --------------

HEALTH CARE - 8.5%
           42,200 Aetna, Inc.                               $    2,073,708
           44,000 GlaxoSmithKline PLC                            2,301,640
           83,100 Pfizer, Inc.                                   2,070,852
           52,800 Sanofi-Aventis ADR                             2,505,360
           20,000 UnitedHealth Group, Inc.                       1,117,200
                                                            --------------
                                                                10,068,760
                                                            --------------

INDUSTRIALS - 11.8%
           22,300 Burlington Northern Santa Fe Corp.             1,858,259
           43,500 Caterpillar, Inc.                              3,123,735
           38,600 Emerson Electric Co.                           3,228,118
           12,900 FedEx Corp.                                    1,456,926
           55,000 Ingersoll-Rand Co., Ltd.                       2,298,450
           23,100 L-3 Communications Holdings, Inc.              1,981,749
                                                            --------------
                                                                13,947,237
                                                            --------------

INFORMATION TECHNOLOGY - 14.4%
           25,000 Altera Corp. *                                   516,000
          131,400 Applied Materials, Inc.(1)                     2,300,814
           63,000 Corning, Inc.*                                 1,695,330
           70,400 Harris Corp.                                   3,329,216
           76,300 Hewlett-Packard Co.                            2,510,270
           12,000 Maxim Integrated Products, Inc.                  445,800
           40,000 Microsoft Corp.                                1,088,400
           60,000 Nokia Corp.                                    1,243,200
           81,800 Texas Instruments, Inc.(1)                     2,656,046
           82,100 Xerox Corp.*                                   1,247,920
                                                            --------------
                                                                17,032,996
                                                            --------------

MATERIALS - 2.6%
           31,000 BHP Billiton Ltd.                              1,235,350
           45,000 Dow Chemical                                   1,827,000
                                                            --------------
                                                                 3,062,350
                                                            --------------

TELECOMMUNICATION SERVICES - 3.8%
           35,100 ALLTEL Corp.                                   2,272,725
           87,900 Sprint Corp.(1)                                2,271,336
                                                            --------------
                                                                 4,544,061
                                                            --------------

UTILITIES - 3.7%
           23,700 Dominion Resources, Inc.                  $    1,636,011
           97,200 Duke Energy Corp.                              2,833,380
                                                            --------------
                                                                 4,469,391
                                                            --------------

TOTAL COMMON STOCKS (Cost $98,249,540) - 99.0%                 117,307,625
                                                            --------------

SHORT TERM INVESTMENTS - 0.6%

U.S. GOVERNMENT AGENCIES
                  Federal Home Loan Bank
       $  709,000    4.63%, 04/03/06                               708,818
                                                            --------------

TOTAL SHORT TERM INVESTMENTS (Cost $708,818) - 0.6%                708,818
                                                            --------------

COLLATERAL INVESTMENT FOR SECURITIES ON LOAN - 5.8%
(Cost $6,794,864)                                                6,794,864
                                                            --------------

TOTAL INVESTMENTS (Cost $105,753,222) - 105.4%                 124,811,307

Liabilities less other assets - (5.4)%                          (6,387,140)
                                                            --------------

TOTAL NET ASSETS - 100.0%
(equivalent to $15.30 per share; unlimited
shares of $1.00 par value capital shares
authorized; 7,739,703 shares outstanding)                   $  118,424,167
                                                            ==============

ADR - American Depositary Receipt
PLC - Public Limited Company
* Non-income producing security
(1) Security on Loan, see accompanying Notes for collateral pool detail.

See accompanying Notes to Schedules of Investments.

UMB SCOUT GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

NUMBER OF
SHARES                                                          VALUE

COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 11.2%
           12,700 Best Buy Co.                              $      710,311
           11,350 Chico's FAS, Inc. *                              461,264
           30,100 Starbucks Corp.*                               1,132,963
           11,400 Target Corp.                                     592,914
           14,750 Williams-Sonoma, Inc.                            625,400
                                                            --------------
                                                                 3,522,852
                                                            --------------

CONSUMER STAPLES - 13.3%
           16,455 Anheuser-Busch Co., Inc.                         703,780
           14,300 Costco Wholesale Corp.                           774,488
           33,350 CVS Corp.                                        996,165
           18,150 PepsiCo, Inc.                                  1,048,889
           11,450 The Procter & Gamble Co.                         659,749
                                                            --------------
                                                                 4,183,071
                                                            --------------

ENERGY - 10.2%
           12,900 Apache Corp.                                     845,079
           10,400 ConocoPhillips                                   656,760
           12,600 Noble Corp.(1)                                 1,021,860
           11,400 Valero Energy Corp.                              681,492
                                                            --------------
                                                                 3,205,191
                                                            --------------

FINANCIALS - 8.2%
           14,750 AFLAC, Inc.                                      665,668
           16,250 Northern Trust Corp.                             853,125
           25,800 SEI Investments Co.                            1,045,674
                                                            --------------
                                                                 2,564,467
                                                            --------------

HEALTH CARE - 17.5%
           12,700 Amgen, Inc. * (1)                                923,925
           18,700 Covance, Inc. *                                1,098,624
           11,000 Genentech, Inc. *                                929,610
           18,150 Medtronic, Inc.                                  921,113
           14,000 Sanofi-Aventis                                   664,300
           17,200 UnitedHealth Group, Inc.                         960,792
                                                            --------------
                                                                 5,498,364
                                                            --------------

INDUSTRIALS - 10.6%
            9,250 Caterpillar, Inc.                                664,243
           17,700 Danaher Corp.                                  1,124,834
            7,150 Jacobs Engineering Group, Inc. *                 620,191
           10,550 L-3 Communications Holdings, Inc.                905,085
                                                            --------------
                                                                 3,314,353
                                                            --------------

INFORMATION TECHNOLOGY - 20.3%
           23,900 Adobe Systems, Inc. * (1)                 $      834,588
           39,000 Altera Corp. * (1)                               804,960
           47,100 Applied Materials, Inc. (1)                      824,721
           21,000 Autodesk, Inc. *                                 808,920
           44,150 Cisco Systems, Inc.*                             956,731
           42,750 Microsoft Corp.                                1,163,227
           19,400 Qualcomm, Inc.                                   981,834
                                                            --------------
                                                                 6,374,981
                                                            --------------

MATERIALS - 2.1%
           12,000 Praxair, Inc.                                    661,800
                                                            --------------

MISCELLANEOUS - 3.0%
           15,600 iShares S&P 500 Growth Index Fund (1)            950,040
                                                            --------------

TOTAL COMMON STOCKS (Cost $27,167,569) - 96.4%                  30,275,119
                                                            --------------

SHORT TERM INVESTMENTS - 3.5%

U.S. GOVERNMENT AGENCIES
                  Federal Home Loan Bank
       $1,096,000    4.63%, 04/03/2006                           1,095,718
                                                            --------------

TOTAL SHORT TERM INVESTMENTS (Cost $1,095,718) - 3.5%            1,095,718
                                                            --------------

COLLATERAL INVESTMENT FOR SECURITIES ON LOAN - 10.3%
(Cost $3,252,698)                                                3,252,698
                                                            --------------

TOTAL INVESTMENTS
(Cost $31,515,985) - 110.2%                                     34,623,535
                                                            --------------

Liabilities less other assets  - (10.2%)                        (3,209,655)
                                                            --------------

TOTAL NET ASSETS - 100.0%
(equivalent to $8.85 per share; unlimited
shares of $1.00 par value capital shares
authorized; 3,551,463 shares outstanding)                   $   31,413,880
                                                            ==============

*Non-income producing security
(1) Security on Loan, see accompanying Notes for collateral pool detail.

See accompanying Notes to Schedules of Investments.

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

NUMBER OF
SHARES                                                           VALUE

COMMON STOCKS - 90.0%

CONSUMER DISCRETIONARY - 2.4%
          119,000 Flexsteel Industries, Inc.                $    1,642,200
          199,550 RARE Hospitality International, Inc.*          6,950,327
          285,000 Universal Electronics, Inc.*                   5,044,500
                                                            --------------
                                                                13,637,027
                                                            --------------

ENERGY - 5.2%
          100,000 Atwood Oceanics, Inc.*                        10,101,000
          175,000 Dril-Quip, Inc.*                              12,398,750
          125,000 Maverick Tube Corp.*                           6,623,750
                                                            --------------
                                                                29,123,500
                                                            --------------

FINANCIALS - 3.1%
          175,000 Hilb, Rogal & Hobbs Co.                        7,213,500
          225,000 Portfolio Recovery Associates, Inc.*          10,536,750
                                                            --------------
                                                                17,750,250
                                                            --------------

HEALTH CARE - 15.7%
          175,000 ArthroCare Corp.*                              8,368,500
          300,000 DJ Orthopedics, Inc.*                         11,928,000
          150,000 Haemonetics Corp.*                             7,615,500
          400,000 HealthExtras, Inc.*                           14,120,000
          265,000 Integra LifeSciences Holdings*                10,859,700
          400,000 Laserscope *                                   9,460,000
          298,000 Mediware Information Systems, Inc.*            2,980,000
          315,000 Palomar Medical Technologies, Inc.*           10,536,750
          450,000 Par Pharmaceutical Cos., Inc.*                12,681,000
                                                            --------------
                                                                88,549,450
                                                            --------------

INDUSTRIALS - 21.5%
          220,000 Baldor Electric Co.                            7,451,400
          390,000 Bucyrus International, Inc.                   18,794,100
          265,000 CLARCOR, Inc.                                  9,434,000
          100,000 Curtiss-Wright Corp.                           6,620,000
          185,000 Franklin Electric Co., Inc.                   10,110,250
          350,000 FTI Consulting, Inc.*                          9,985,500
          250,000 Gardner Denver, Inc.*                         16,300,000
          255,000 Genesee & Wyoming Inc.*                        7,823,400
          160,000 Genlyte Group, Inc.*                          10,902,400
          325,000 Heartland Express, Inc.                        7,081,750
          250,000 Kansas City Southern*                          6,175,000
           62,300 Lawson Products, Inc.                          2,550,562
          250,000 Layne Christensen Co.*                         8,380,000
                                                            --------------
                                                               121,608,362
                                                            --------------

INFORMATION TECHNOLOGY - 33.0%
          193,000 Anixter International, Inc.*              $    9,221,540
          300,000 Belden CDT, Inc.                               8,169,000
          255,000 Cymer, Inc.*                                  11,587,200
          335,000 Diodes, Inc.*                                 13,902,500
          400,000 DSP Group, Inc.*                              11,604,000
          400,000 Electro Scientific, Industries, Inc.*          8,852,000
          300,000 Electronics for Imaging, Inc.*                 8,391,000
          400,000 FEI Co.*                                       7,940,000
          300,000 FileNET Corp.*                                 8,106,000
          210,000 j2 Global Communications, Inc.*                9,870,000
          275,000 Measurement Specialties, Inc.*                 7,191,250
          425,000 Metrologic Instruments, Inc.*                  9,830,250
          275,000 MICROS Systems, Inc.*                         12,669,250
          347,000 Microsemi Corp.*                              10,101,170
          300,000 MSC Software Corp.*                            5,985,000
          425,000 Power Integrations, Inc.*                     10,531,500
          325,000 Standard Microsystems Corp.*                   8,443,500
          385,000 Transaction Systems Architects, Inc.*         12,015,850
          475,000 Witness Systems, Inc.*                        12,065,000
                                                            --------------
                                                               186,476,010
                                                            --------------

MATERIALS - 5.3%
          280,000 Albemarle Corp.                               12,698,000
          180,000 Carpenter Technology Corp.                    17,013,600
                                                            --------------
                                                                29,711,600
                                                            --------------

MISCELLANEOUS - 3.8%
          220,000 ishares Russell 2000 Growth Index Fund        17,534,000
          200,000 Powershares Global Water Portfolio             3,616,000
                                                            --------------
                                                                21,150,000
                                                            --------------

TOTAL COMMON STOCKS (Cost $408,409,083) 90.0%                  508,006,199
                                                            --------------

SHORT TERM INVESTMENTS - 9.9%

U.S. GOVERNMENT AGENCIES
                  Federal Home Loan Bank
      $55,920,000    4.63%, 4/3/06                              55,905,616
                                                            --------------

TOTAL SHORT TERM INVESTMENTS (Cost $55,905,616) - 9.9%          55,905,616
                                                            --------------

TOTAL INVESTMENTS (Cost $464,314,699) 99.9%                    563,911,815

Other Assets Less Liabilities - 0.1%                               767,713
                                                            --------------

TOTAL NET ASSETS - 100.0%
(equivalent to $17.82 per share;
unlimited shares of $1.00 par value
capital shares authorized; 31,680,635
shares outstanding)                                          $ 564,679,528
                                                            ==============

*Non-income producing security

See accompanying Notes to Schedules of Investments.

UMB SCOUT WORLDWIDE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

NUMBER OF
SHARES                                                           VALUE

COMMON STOCKS (ADR'S) - 94.1%
AUSTRALIA - 3.8%
          385,000 Australia and New Zealand
                  Banking Group Ltd.(1)                     $   36,544,200
          746,876 BHP Billiton Ltd.(1)                          29,763,008
          775,000 CSL Ltd.(2)                                   30,228,537
                                                            --------------
                                                                96,535,745
                                                            --------------

AUSTRIA - 3.1%
        1,018,480 Erste Bank der oesterreichischen
                     Sparkassen A.G.(1)                         29,987,208
          746,460 OMV A.G.(2)                                   49,866,383
                                                            --------------
                                                                79,853,591
                                                            --------------

BELGIUM - 0.8%
          173,500 Solvay S.A.(2)                                20,010,347
                                                            --------------

BRAZIL - 4.2%
          802,180 Companhia de Bebidas das Americas
                     S.A.(1)                                    34,461,653
          118,960 Companhia de Bebidas das Americas
                     S.A. - Cm.                                  4,464,569
          581,600 Empresa Brasileira de Aeronautica
                     S.A.(1)                                    21,431,960
          526,600 Petroleo Brasileiro S.A.(1)                   45,640,422
                                                            --------------
                                                               105,998,604
                                                            --------------

CANADA - 4.0%
          229,050 Imperial Oil Ltd.                             24,632,037
          280,400 Potash Corp. of Saskatchewan, Inc.            24,700,436
          317,000 Royal Bank of Canada                          26,729,440
          478,800 Toronto-Dominion Bank                         26,669,160
                                                            --------------
                                                               102,731,073
                                                            --------------

CHILE - 0.9%
          190,950 Sociedad Quimica Y Minera
                     de Chile S.A.(1)                           22,694,325
                                                            --------------

DENMARK - 0.5%
          196,810 Novo-Nordisk A.S.(1)                          12,219,933
                                                            --------------

FINLAND - 1.1%
        1,301,500 Sampo PLC                                     27,359,379
                                                            --------------

FRANCE - 3.4%
          626,200 Sanofi-Aventis(1)                             29,713,190
          474,450 Technip S.A.(1)                               32,234,133
          187,135 Total S.A.(1)                                 24,651,294
                                                            --------------
                                                                86,598,617
                                                            --------------

GERMANY - 8.1%
          100,000 Adidas-Salomon A.G.(3)                    $    9,882,740
          172,400 Adidas-Salomon A.G.(1)                        17,037,844
        2,706,000 Allianz A.G.(1)                               45,163,140
          206,900 Bayer A.G.(1)                                  8,286,345
          783,200 Fresenius Medical Care A.G.(1)                31,210,520
          264,700 Henkel KGaA Pfd.(1)                           30,924,477
          575,890 SAP A.G.(1)                                   31,282,345
          339,105 Siemens A.G.(1)                               31,594,413
                                                            --------------
                                                               205,381,824
                                                            --------------

GREECE - 2.4%
          867,100 Coca-Cola Hellenic Bottling Co.
                     S.A.(2)                                    26,906,020
        1,481,920 Cosmote Mobile Telecommunications
                     S.A.(2)                                    34,254,716
                                                            --------------
                                                                61,160,736
                                                            --------------

HONG KONG - 0.8%
        3,738,200 CLP Holdings Ltd.                             21,681,560
                                                            --------------

HUNGARY - 0.9%
        1,035,900 Magyar Tavkozlesi Rt.(1)                      22,572,261
                                                            --------------

IRELAND - 2.2%
          174,550 Anglo Irish Bank Corp. PLC(1)                 28,727,648
          479,800 Ryanair Holdings PLC*(1)                      26,245,060
                                                            --------------
                                                                54,972,708
                                                            --------------

ISRAEL - 1.3%
          782,300 Teva Pharmaceutical
                     Industries Ltd.(1)                         32,215,114
                                                            --------------

ITALY - 2.5%
        1,067,700 Luxottica Group S.p.A.                        29,351,073
        1,474,100 Saipem S.p.A.(2)                              34,056,116
                                                            --------------
                                                                63,407,189
                                                            --------------

JAPAN - 18.8%
        1,580,680 Asahi Breweries Ltd.(2)                       22,372,537
          788,800 Canon, Inc.                                   52,100,240
          312,100 Fanuc Ltd.(2)                                 29,969,430
          540,800 Honda Motor Co., Ltd.                         16,743,168
          605,500 Ito-En Ltd.(2)                                21,142,978
        1,289,200 Kao Corp.(2)                                  33,871,684
          789,200 Komatsu Ltd.(1)                               60,064,512
          996,000 Kubota Corp.(1)                               54,182,400
          684,500 Meitec Corp.(2)                               22,451,182
        1,659,400 Nidec Corp.                                   33,934,730
        1,460,500 NTT DoCoMo, Inc.(1)                           21,571,585
          949,048 Seven & I Holdings Co., Ltd.(2)               37,482,530
          100,000 Shimamura Co., Ltd.                           11,602,678
          611,200 Takeda Pharmaceutical Co., Ltd.(2)            34,758,471
          236,200 Toyota Motor Corp.                            25,722,180
                                                            --------------
                                                               477,970,305
                                                            --------------

MEXICO- 1.4%
          567,299 Cemex S.A. de C.V.(1)                     $   37,033,279
                                                            --------------

NETHERLANDS - 2.9%
        2,496,057 Aegon N.V.                                    46,002,331
          284,400 Akzo Nobel N.V.                               15,002,100
          620,800 ASML Holding N.V.*(1)                         12,645,696
                                                            --------------
                                                                73,650,127
                                                            --------------

SOUTH KOREA - 1.5%
          121,300 Samsung Electronics Co., Ltd.(1)              39,324,344
                                                            --------------

SPAIN - 1.6%
          500,000 Banco Bilbao Vizcaya Argentaria S.A.          10,425,000
          400,000 Industria De Diseno Textil                    15,418,129
          314,729 Telefonica S.A.                               14,782,821
                                                            --------------
                                                                40,625,950
                                                            --------------

SWEDEN - 5.5%
          957,300 Hennes & Mauritz A.B.(2)                      34,883,714
          842,100 Sandvik A.B.(1)                               50,231,265
          397,800 Svenska Cellulosa A.B.(2)                     17,456,099
        1,013,740 Telefonaktiebolaget LM Ericsson(1)            38,238,273
                                                            --------------
                                                               140,809,351
                                                            --------------

SWITZERLAND - 7.0%
        2,678,100 ABB Ltd. *                                    33,610,155
          585,700 Mettler-Toledo International, Inc.*           35,341,138
          367,700 Nestle S.A.                                   27,228,185
          106,600 Nobel Biocare Holding A.G.(2)                 23,674,841
          577,426 Novartis A.G.                                 32,012,498
          359,600 Roche Holding A.G.                            26,763,230
                                                            --------------
                                                               178,630,047
                                                            --------------

TAIWAN - 1.4%
        3,638,758 Taiwan Semiconductor
                     Manufacturing Co., Ltd.(1)                 36,605,905
                                                            --------------

UNITED KINGDOM - 12.9%
          561,600 BG Group PLC                                  35,217,936
          359,400 BP PLC                                        24,777,036
          671,372 Cadbury Schweppes PLC(1)                      26,854,880
          559,820 GlaxoSmithKline PLC                           29,284,184
          316,100 HSBC Holdings PLC(1)                          26,482,858
        1,323,050 Imperial Chemical Industries PLC(1)           31,806,122
           77,330 Rio Tinto PLC                                 16,001,100
          841,762 Royal Bank of Scotland Group PLC(2)           27,348,139
          702,700 Shire Pharmaceuticals Group PLC(1)            32,668,523
          545,000 Smith & Nephew PLC                            24,312,450
        1,946,400 Tesco PLC(1)                                  34,110,660
          897,150 Vodafone Group PLC                            18,750,435
                                                            --------------
                                                               327,614,323
                                                            --------------

UNITED STATES - 1.1%
          604,200 AFLAC, Inc.                                   27,267,546
                                                            --------------

TOTAL COMMON STOCKS (ADR'S) (Cost $1,811,571,877) - 94.1%   $2,394,924,183
                                                            --------------

SHORT-TERM INVESTMENTS - 7.3%
U.S. GOVERNMENT AGENCIES
                  Federal Home Loan Bank
     $187,148,000    4.63%, 04/03/06                           187,099,861
                                                            --------------

TOTAL SHORT-TERM INVESTMENTS (Cost $187,099,861) - 7.3%        187,099,861
                                                            --------------

COLLATERAL INVESTMENT FOR SECURITIES ON LOAN - 11.8%
(Cost $299,888,696)                                            299,888,696
                                                            --------------

TOTAL INVESTMENTS (Cost $2,298,560,434) - 113.2%             2,881,912,740

Liabilities less other assets -(13.2)%                        (335,581,507)
                                                            --------------

TOTAL NET ASSETS - 100.0%
(equivalent to $30.50 per share; unlimited
shares of $1.00 par value
capital shares authorized;
83,318,814 shares outstanding)                              $2,546,331,233
                                                            ==============

ADR - American Depositary Receipt
* Non-income producing security
(1) Security on Loan, see accompanying Notes for collateral pool detail.
(2) Non ADR
(3) 144A Restricted Security

See accompanying Notes to Schedules of Investments.

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                                          VALUE
CORPORATE BONDS - 22.3%
                  American International Group, Inc.
       $1,375,000    2.875%, 05/15/08                       $    1,310,895
                  Anheuser-Busch Companies, Inc.
          750,000    5.75%, 04/01/10                               762,121
                  Applied Materials, Inc.
          500,000    6.75%, 10/15/07                               509,718
                  Berkshire Hathaway, Inc.
          575,000    3.375%, 10/15/08                              551,030
        1,000,000    4.20%, 12/15/10                               952,460
          800,000    4.625%, 10/15/13                              758,668
                  Caterpillar Financial Services Corp.
        2,900,000    2.59%, 07/15/06(1)                          2,880,036
                  Computer Sciences Corp.
        1,500,000    3.50%, 04/15/08                             1,445,169
                  Harvard University
          500,000    8.125%, 04/15/07                              515,150
                  IBM Corp.
          500,000    7.50%, 06/15/13                               562,398
                  Lincoln National Corp.
        1,000,000    4.75%, 02/15/14                               937,719
                  M&I Bank
        1,272,727    2.90%, 08/18/09                             1,223,014
                  Matson Navigation Co.
          225,000    5.34%, 09/04/28                               223,004
                  Merrill Lynch & Co.
        1,566,000    6.00%, 02/17/09(1)                          1,594,985
                  Morgan Stanley
        3,000,000    3.875%, 01/15/09                            2,888,343
                  Northern Trust Corp.
        1,650,000    2.875%, 12/15/06                            1,625,172
          465,000    7.10%, 08/01/09                               491,292
                  SBC Communications, Inc.
        2,000,000    6.25%, 03/15/11(1)                          2,054,436
                  SLM Corp.
        1,000,000    4.50%, 07/26/10                               955,348
                  Sysco Corp.
          750,000    7.00%, 05/01/06                               750,911
                  Target Corp.
           50,000    3.375%, 03/01/08(1)                            48,322
        1,000,000    6.35%, 01/15/11                             1,041,495
                  United Tech Corp.
          500,000    7.00%, 09/15/06                               504,327
                  Verizon Global Funding Corp.
           75,000    4.00%, 01/15/08                                73,249
                  Verizon Virginia, Inc.
        3,000,000    4.625%, 03/15/13                            2,744,934

                  Wisconsin Electric Power Co.
         $500,000    6.625%, 11/15/06                       $      503,982
                                                            --------------

TOTAL CORPORATE BONDS (Cost $28,435,735) - 22.3%                27,908,178
                                                            --------------

GOVERNMENT-SPONSORED ENTERPRISES - 37.0%
                  Government National Mortgage Association
              294    8.00%, 06/20/06                                   294
              282    8.00%, 08/15/06                                   284
            1,937    8.00%, 08/15/06                                 1,947
              981    7.50%, 08/20/06                                   981
              518    7.50%, 09/15/06                                   520
            2,051    7.50%, 04/15/07                                 2,073
            8,745    6.25%, 05/15/08                                 8,819
           11,208    6.00%, 07/20/08                                11,247
           50,597    6.00%, 08/15/08                                50,931
           21,938    9.50%, 10/15/08                                23,296
            5,015    6.00%, 10/20/08                                 5,033
            1,962    6.00%, 11/20/08                                 1,969
            7,461    6.50%, 02/20/09                                 7,564
            8,733    7.50%, 03/20/09                                 8,950
           26,400    6.00%, 05/15/09                                26,650
           12,633    7.00%, 05/15/09                                12,929
           60,445    6.00%, 04/15/11                                61,309
           35,733    6.50%, 10/15/11                                36,618
           72,225    6.50%, 02/15/12                                74,041
           28,147    6.00%, 02/20/13                                28,573
            5,621    6.00%, 03/15/13                                 5,724
           48,710    6.00%, 03/20/13                                49,447
           12,937    6.00%, 06/15/13                                13,173
           75,771    6.00%, 08/15/13                                77,154
           55,763    6.00%, 08/20/13                                56,607
           80,276    6.00%, 12/20/13                                81,491
           66,252    6.00%, 01/20/14                                67,293
           78,591    6.00%, 02/15/14                                80,070
           63,539    6.00%, 02/20/14                                64,537
           84,021    6.00%, 05/15/14                                85,603
           36,171    6.00%, 05/20/14                                36,739
           46,263    7.00%, 08/20/15                                47,711
            7,196    6.00%, 01/20/16                                 7,309
        1,036,186    3.13%, 04/16/16                             1,001,274
          195,568    5.50%, 04/20/16                               195,225
           85,357    6.00%, 04/20/16                                86,696
          340,611    6.00%, 05/15/16                               347,014
           65,035    6.50%, 05/15/16                                66,755
          102,017    6.00%, 07/20/16                               103,617
           42,849    7.00%, 07/20/16                                44,178
          116,994    6.00%, 08/15/16                               119,193
          124,184    6.00%, 08/15/16                               126,519
          159,896    6.00%, 08/15/16                               162,902
          425,509    5.50%, 09/20/16                               424,764
          185,602    7.00%, 09/20/16                               191,359
          224,635    5.50%, 11/15/16                               224,936
          892,899    5.50%, 11/15/16                               894,095

       $  330,694    6.00%, 11/15/16                        $      336,912
            7,572    5.50%, 12/20/16                                 7,559
          739,943    5.50%, 01/15/17                               740,810
            7,175    6.00%, 01/15/17                                 7,310
          271,193    6.50%, 01/15/17                               278,357
           21,013    6.00%, 02/15/17                                21,408
          247,807    6.00%, 02/15/17                               252,453
           72,918    5.50%, 02/20/17                                72,776
          792,377    5.50%, 03/20/17                               790,833
          274,690    5.00%, 04/20/17                               269,648
          484,522    5.50%, 05/20/17                               483,578
          118,987    5.00%, 06/15/17                               117,199
          246,913    5.50%, 06/20/17                               246,431
          485,644    5.50%, 08/15/17                               486,213
          545,622    5.50%, 08/15/17                               546,261
          151,299    5.50%, 08/20/17                               151,004
          162,280    5.50%, 09/20/17                               161,964
          671,081    5.50%, 10/15/17                               671,867
          159,637    6.00%, 10/15/17                               162,630
          510,053    5.50%, 10/20/17                               509,059
          429,994    6.00%, 10/20/17                               436,713
          478,158    5.00%, 11/15/17                               470,823
           26,216    5.50%, 11/15/17                                26,246
          805,453    5.50%, 11/15/17                               806,397
          468,704    5.00%, 11/20/17                               460,100
           40,919    5.00%, 12/15/17                                40,293
          134,525    5.00%, 12/15/17                               132,466
          110,340    5.00%, 12/20/17                               108,315
           96,627    5.00%, 02/15/18                                95,106
          513,329    5.00%, 02/15/18                               505,249
        1,370,388    5.00%, 02/15/18                             1,349,157
           25,721    5.00%, 03/15/18                                25,316
           80,884    5.00%, 03/15/18                                79,611
           43,325    5.50%, 03/20/18                                43,229
        2,137,866    5.00%, 04/16/18                             2,105,257
        1,649,604    5.00%, 04/20/18                             1,618,499
          246,635    5.00%, 05/15/18                               242,753
           76,361    5.00%, 06/15/18                                75,159
          165,871    5.00%, 06/20/18                               162,743
           53,293    5.00%, 07/15/18                                52,454
           53,427    5.00%, 07/15/18                                52,586
           59,807    5.00%, 07/15/18                                58,866
          143,139    5.00%, 07/15/18                               140,886
          138,218    5.00%, 07/20/18                               135,611
          477,995    5.50%, 07/20/18                               476,945
           17,031    4.50%, 08/15/18                                16,463
           44,592    5.00%, 08/15/18                                43,890
        1,053,284    5.00%, 08/15/18                             1,036,704
          463,426    5.00%, 08/20/18                               454,688
          232,211    5.50%, 08/20/18                               231,700
           52,441    6.00%, 09/15/18                                53,033
          383,558    5.00%, 10/15/18                               377,476
          143,378    5.50%, 10/15/18                               143,510

       $  425,271    5.50%, 10/20/18                        $      424,336
           15,771    5.00%, 11/15/18                                15,522
           34,282    5.00%, 12/20/18                                33,636
          248,501    5.00%, 02/20/19                               243,624
           83,903    5.00%, 04/15/19                                82,525
          777,117    5.00%, 06/20/19                               761,867
          890,617    5.50%, 06/20/19                               888,463
           98,099    5.50%, 07/20/19                                97,862
          558,090    5.00%, 08/20/19                               547,137
          215,063    5.50%, 08/20/19                               214,543
           20,338    5.00%, 09/15/19                                20,005
        2,500,000    6.00%, 09/20/19                             2,509,090
          119,939    5.00%, 10/20/19                               117,585
          398,756    5.50%, 10/20/19                               397,791
          632,685    5.00%, 11/15/19                               622,298
          649,091    5.00%, 11/20/19                               636,353
          937,540    5.50%, 11/20/19                               935,272
          180,121    5.00%, 12/15/19                               177,164
          758,993    5.00%, 01/20/20                               743,945
          129,386    5.50%, 04/20/20                               129,068
          400,000    4.49%, 08/16/25                               384,908
          243,573    7.00%, 11/15/28                               254,166
        3,500,000    4.26%, 07/16/29                             3,324,332
        1,500,000    4.86%, 02/16/30                             1,461,939
        3,000,000    4.89%, 04/16/31                             2,906,025
          133,216    6.50%, 05/20/31                               136,782
           38,426    6.50%, 10/20/31                                39,454
        3,500,000    4.81%, 08/16/32                             3,370,462
          460,674    5.00%, 05/15/33                               447,030
           27,938    5.50%, 08/20/33                                27,604
        1,000,000    4.60%, 02/16/43                               947,513
                                                            --------------

TOTAL GOVERNMENT-SPONSORED                                      46,296,230
ENTERPRISES (Cost $47,730,929) - 37.0%                      --------------

MUNICIPAL BONDS - 1.0%
                  Kansas State Development
                  Financial Authority
          650,000    4.37%, 10/01/10                               627,380
          675,000    4.50%, 10/01/11                               649,877
                                                            --------------

TOTAL MUNICIPAL BONDS (Cost $1,325,000) - 1.0%                   1,277,257
                                                            --------------

U.S. GOVERNMENT AGENCIES - 23.1%
                  Federal Home Loan Bank
        1,731,000    4.63%, 04/03/06                             1,730,555
            5,000    5.66%, 04/26/06                                 5,002
           25,000    2.75%, 12/15/06                                24,597
        1,000,000    3.75%, 01/28/08                               977,296
        1,000,000    6.02%, 05/20/08                             1,020,313
        1,000,000    3.75%, 08/15/08                               970,863
           25,000    3.875%, 02/12/10                               23,924
           25,000    4.375%, 03/17/10                               24,353
        2,750,000    4.50%, 11/15/12(1)                          2,658,925

                  Federal Home Loan Mortgage Corp.
       $  625,000    2.70%, 03/16/07                        $      610,901
          214,975    4.00%, 02/01/09                               208,561
        2,250,000    4.375%, 07/30/09(1)                         2,200,214
          992,459    5.50%, 12/15/18                               984,753
        2,220,411    5.00%, 09/01/19                             2,166,737
          716,339    6.00%, 10/01/25                               720,390
          724,842    5.50%, 08/15/32                               722,668
                  Federal National Mortgage Association
           50,000    5.00%, 01/15/07                                49,952
          100,000    3.25%, 11/15/07(1)                             97,198
        1,000,000    3.50%, 01/28/08                               973,178
           15,000    3.25%, 08/15/08                                14,411
          750,000    5.50%, 03/15/11(1)                            761,526
        1,300,000    5.375%, 11/15/11                            1,313,555
        2,750,000    4.75%, 02/21/13(1)                          2,668,955
                  Small Business Administration
          178,456    6.60%, 07/01/09                               181,083
            2,715    9.10%, 10/01/09                                 2,791
            6,950    8.80%, 01/01/10                                 7,210
            8,612    9.45%, 02/01/10                                 9,000
          144,804    8.02%, 02/10/10                               153,073
           47,964    7.46%, 03/01/10                                49,329
           10,139    8.625%, 02/01/11                               10,579
          407,812    6.64%, 02/10/11                               421,496
          641,768    5.97%, 03/01/11                               649,589
          443,653    5.75%, 05/01/11                               447,419
          895,898    6.09%, 07/01/11                               908,955
            8,068    8.85%, 08/01/11                                 8,469
          440,749    5.55%, 09/01/11                               443,294
          695,536    5.89%, 09/01/11                               705,038
           13,840    8.60%, 09/01/11                                14,500
           30,669    8.25%, 11/01/11                                31,977
           66,881    7.60%, 01/01/12                                69,237
          122,257    7.40%, 08/01/12                               126,498
           83,456    7.05%, 09/01/12                                85,934
           62,492    7.55%, 11/01/12                                64,764
          181,389    8.15%, 02/01/15                               190,351
        1,728,422    6.44%, 06/01/21                             1,793,586
        1,643,317    6.34%, 08/01/21                             1,702,299
                                                            --------------

TOTAL U.S. GOVERNMENT AGENCIES (Cost $29,264,140) - 23.1%       29,005,298
                                                            --------------

U.S. GOVERNMENT SECURITIES - 16.0%
                  U.S. Treasury Inflation Bond
        1,208,290    3.875%, 01/15/09(1)                         1,265,401
                  U.S. Treasury Note
        2,500,000    3.25%, 01/15/09(1)                          2,399,025
        4,075,000    5.00%, 08/15/11(1)                          4,112,090
        1,000,000    3.625%, 05/15/13                              927,032
        5,000,000    4.00%, 02/15/14(1)                          4,716,020
        5,375,000    4.125%, 05/15/15(1)                         5,080,848
                  U.S. Treasury Strip
        2,000,000    08/15/11                                    1,549,706
                                                            --------------

TOTAL U.S. GOVERNMENT SECURITIES (Cost $20,977,589) - 16.0% $   20,050,122
                                                            --------------

COLLATERAL INVESTMENT FOR SECURITIES ON LOAN - 24.0%
(Cost $30,092,790)                                              30,092,790
                                                            --------------

TOTAL INVESTMENTS (Cost $157,826,183) - 123.4%              $  154,629,875

Liabilities less other assets - (23.4)%                        (29,357,776)
                                                            --------------

TOTAL NET ASSETS - 100.0%
(equivalent to $10.76 per share;
unlimited shares of $1.00 par value
capital shares authorized; 11,643,572
shares outstanding)                                         $  125,272,099
                                                            ==============

(1)Security on Loan, see accompanying Notes for collateral pool detail.

See accompanying Notes to Schedules of Investments.

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                                            VALUE

FEDERAL PORTFOLIO
U.S. GOVERNMENT AGENCIES - 102.8%
                  Federal Home Loan Bank
        7,896,000    4.63%, 04/03/2006                      $    7,893,969
        1,500,000    4.6378%, 04/05/2006                         1,499,260
        9,400,000    4.6357%, 04/12/2006                         9,387,113
        5,400,000    4.48%, 04/17/2006                           5,389,320
        1,500,000    2.55%, 04/21/2006                           1,498,174
       10,000,000    4.59%, 04/26/2006                           9,968,819
       10,000,000    Variable Rate, 04/28/2006                  10,000,000
        2,500,000    2.05%, 05/15/2006                           2,493,659
        3,125,000    3.00%, 05/15/2006                           3,119,037
        5,975,000    5.375%, 05/15/2006                          5,980,728
        5,000,000    Variable Rate, 05/24/2006,
                     callable                                    5,000,000
        3,000,000    Variable Rate, 05/26/2006                   2,999,908
        5,000,000    Variable Rate, 06/12/2006,
                     callable                                    4,999,860
        5,000,000    Variable Rate, 06/15/2006                   5,000,000
        3,580,000    2.00%, 06/30/2006                           3,556,675
        5,000,000    Variable Rate, 07/11/2006                   5,000,000
        3,500,000    2.27%, 07/28/2006                           3,470,250
       12,000,000    Variable Rate, 08/09/2006                  12,000,000
        2,385,000    4.125%, 08/11/2006                          2,385,000
        5,020,000    Variable Rate, 09/14/2006                   5,012,086
        4,550,000    Varable Rate, 10/18/2006                    4,549,376
        5,000,000    Variable Rate, 12/08/2006,
                     callable                                    5,000,000
        2,000,000    Variable Rate, 12/13/2006                   1,999,867
        2,000,000    Variable Rate, 01/24/2007                   2,000,000
                  Federal Home Loan Mortgage Corp.
        7,215,000    0.00%, 04/04/2006                           7,212,332
        8,257,000    2.375%, 04/15/2006                          8,246,920
        5,000,000    4.6336%, 04/19/2006                         4,988,850
       10,000,000    0.00%, 05/02/2006                           9,961,595
        2,500,000    4.53%, 05/16/2006                           2,485,828
        2,200,000    2.80%, 05/19/2006                           2,194,752
        3,198,000    2.00%, 07/07/2006                           3,175,006
        1,000,000    2.25%, 07/14/2006                             992,582
          275,000    2.75%, 08/15/2006                             273,007
        1,500,000    3.50%, 11/17/2006                           1,487,841
        1,500,000    4.33%, 01/26/2007                           1,500,000
        1,900,000    4.875%, 02/26/2007                          1,900,000

                  Federal National Mortgage Association
        2,250,000    4.44%, 04/05/2006                      $    2,248,890
        4,000,000    2.53%, 04/07/2006                           3,998,522
        5,000,000    2.15%, 04/13/2006                           4,996,119
        6,000,000    4.57%, 04/17/2006                           5,987,813
        4,727,000    2.35%, 05/03/2006                           4,717,269
        1,400,000    5.25%, 06/15/2006                           1,401,717
        3,000,000    4.49%, 06/16/2006                           2,972,101
        1,224,000    3.15%, 06/30/2006                           1,218,838
        5,000,000    3.25%, 07/12/2006                           4,979,600
       15,000,000    4.31%, 09/01/2006                          14,737,349
          209,000    4.375%, 10/15/2006                            208,269
          500,000    6.92%, 03/19/2007                             509,198

TOTAL INVESTMENTS (Cost $212,597,499) - 102.8%                 212,597,499

Liabilities less Other Assets - (2.8)%                          (5,834,577)
                                                            --------------

TOTAL NET ASSETS - 100.0%                                   $  206,762,922
(equivalent of $1.00 per share; unlimited                   ==============
shares of $0.01 par value capital shares authorized; 206,818,077 shares outstanding)

Valuation of securities is on the basis of amortized cost, which approximates market value.

See Notes to Schedule of Investments.

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 31.4%

                  AIG Funding, Inc.
        3,750,000    4.50%, 04/07/2006                      $    3,747,092
                  American Express Co.
        5,000,000    4.56%, 04/10/2006                           4,994,300
                  American General Finance Corp.
       10,000,000    4.75%, 04/03/2006                           9,997,361
                  Anheuser-Busch Companies, Inc.
        8,500,000    4.72%, 04/03/2006                           8,497,771
                  ASIF Global Financing
        5,000,000    Variable Rate, 05/30/06(3)                  5,002,075
                  Bank of America Corp.
       10,000,000    Variable Rate, 08/10/06                    10,000,592
                  Bank of Montreal - Chicago
        1,425,000    7.80%, 04/01/2007                           1,462,035
                  Bellsouth Capital Funding Corp.
        5,000,000    4.53%, 04/03/2006                           4,998,742
        3,355,000    4.77%, 04/04/2006                           3,353,667
        5,000,000    4.75%, 04/05/2006                           4,997,361
                  Emerson Electric Co.
       10,000,000    4.72%, 04/07/2006                           9,992,133
                  Gannett Co., Inc.
        1,000,000    4.80%, 04/03/2006                             999,733
                  General Electric Capital Corp.
       10,000,000    4.74%, 04/03/2006                           9,997,367
       10,000,000    4.57%, 04/14/2006                           9,983,497
        5,000,000    Variable Rate, 05/12/2006                   5,001,596
                  Governor & Co. of Bank of Ireland
        4,950,000    4.69%, 04/24/2006                           4,935,168
        6,900,000    4.70%, 04/26/2006                           6,877,479
        5,100,000    4.50%, 05/08/2006                           5,075,521
                  Merrill Lynch and Co., Inc.
          225,000    Variable Rate, 05/08/2006                     224,769
                  Metlife, Inc.
       10,000,000    4.70%, 05/05/2006                           9,955,611
        5,000,000    4.60%, 05/11/2006                           4,974,445
        6,500,000    4.71%, 05/26/2006                           6,453,227
                  Stanley Works
       10,500,000    4.53%, 04/10/2006                          10,488,109
                  State Street Bank and Trust Co.
       10,000,000    4.64%, 04/13/2006                           9,984,533
                  United Technologies Corp.
       10,000,000    4.73%, 04/03/2006                           9,997,372

                  Wells Fargo & Co.
        9,000,000    Variable Rate, 06/12/06                $    9,002,502
                                                            --------------

TOTAL SHORT-TERM CORPORATE NOTES                               170,994,058
                                                            --------------
(Cost $170,994,058) - 31.4%

MUNICIPAL BOND - 4.7%
                  Colorado Springs, Colorado, Utility
                  Revenue Bonds
       25,000,000    Variable Rate, 11/01/27                    25,000,000
                  Oakland County, Michigan
          100,000    3.90%, 04/01/06                               100,000
                  Wyandotte County, Kansas
          500,000    3.73%, 04/01/2006                             500,000
                                                            --------------

TOTAL MUNICIPAL BOND                                            25,600,000
                                                            --------------
(Cost $25,600,000) - 4.7%

U.S. GOVERNMENT AGENCIES - 64.8%
                  Federal Farm Credit Bank
       10,000,000    4.23%, 07/14/2006                          10,000,000
                  Federal Home Loan Bank
        2,000,000    4.63%, 04/03/2006                           1,999,486
        5,600,000    4.6357%, 04/12/2006                         5,592,231
       14,000,000    4.48%, 04/17/2006                          13,972,311
       20,000,000    Variable Rate, 04/28/2006                  20,000,000
        4,450,000    4.15%, 04/28/2006                           4,450,000
        2,500,000    2.05%, 05/15/06                             2,493,659
       15,000,000    Variable Rate, 05/24/06                    15,000,000
        6,100,000    Variable Rate, 05/26/2006                   6,099,815
        5,000,000    Variable Rate, 06/12/2006                   4,999,860
       20,000,000    Variable Rate, 06/15/2006                  20,000,000
       10,000,000    4.50%, 06/27/2006                          10,000,000
        5,000,000    2.00%, 06/30/2006                           4,967,422
        4,030,000    2.125%, 07/07/2006                          4,001,176
       14,750,000    Variable Rate, 07/11/2006                  14,750,000
        4,500,000    2.27%, 07/28/2006                           4,461,751
        8,000,000    Variable Rate, 08/09/2006                   8,000,000
        7,500,000    4.125%, 08/11/2006                          7,500,000
        1,650,000    Variable Rate, 08/25/2006                   1,649,670
        6,000,000    Variable Rate, 09/14/2006                   5,990,174
       10,000,000    Variable Rate, 10/18/06                    10,000,000
        6,000,000    4.35%, 10/30/2006                           5,989,490
        2,500,000    Variable Rate, 12/08/2006                   2,500,000
        2,200,000    Variable Rate, 12/13/2006                   2,199,854
          530,000    2.75%, 12/15/2006                             522,154
       15,900,000    Variable Rate, 01/24/2007                  15,900,000
       10,000,000    5.00%, 02/09/2007                          10,000,000
        5,000,000    Variable Rate, 03/13/2007                   5,000,000

                  Federal Home Loan Mortgage Corp.
          505,000    4.47%, 04/11/2006                      $      504,372
        5,000,000    1.90%, 04/13/2006                           4,995,671
        5,000,000    2.375%, 04/15/2006                          4,994,691
        7,500,000    4.53%, 05/16/2006                           7,457,484
        7,500,000    2.80%, 05/19/2006                           7,482,110
        4,040,000    2.85%, 05/26/2006                           4,029,407
        1,015,000    7.22%, 06/14/2006                           1,020,064
        5,000,000    4.24%, 07/31/2006                           4,931,517
        3,500,000    3.50%, 11/17/2006                           3,471,629
        5,000,000    Variable Rate, 12/27/06                     5,000,000
       10,500,000    4.33%, 01/26/2007                          10,500,000
        8,100,000    4.875%, 02/26/2007                          8,100,000
                  Federal National Mortgage Association
        6,250,000    4.44%, 04/05/2006                           6,246,917
       11,000,000    2.53%, 04/07/2006                          10,995,935
        4,000,000    4.57%, 04/17/2006                           3,991,876
        9,400,000    2.32%, 05/12/2006                           9,375,953
        1,100,000    2.125%, 06/05/2006                          1,094,926
        2,446,000    5.25%, 06/15/2006                           2,448,759
       12,000,000    4.49%, 06/16/2006                          11,888,406
        7,433,000    3.25%, 07/12/2006                           7,402,656
        8,478,000    3.125%, 07/15/2006                          8,437,753
        9,631,000    4.31%, 09/01/06                             9,461,164
          920,000    2.81%, 09/28/2006                             912,050
          500,000    4.375%, 10/15/2006                            498,150
                                                            --------------
TOTAL U.S. GOVERNMENT AGENCIES                                 353,280,543
                                                            --------------
(Cost $353,280,543) - 64.8%

TOTAL INVESTMENTS                                              549,874,601
(Cost $549,874,601) - 100.9%

Liabilitites less Other Assets - (0.9)%                         (4,760,337)
                                                            --------------

TOTAL NET ASSETS - 100.0%
(equivalent to $1.00 per share; unlimited
shares of $0.01 par value capital shares
authorized; 545,252,102 shares outstanding)                 $  545,114,264
                                                            ==============

(3)144A Restricted Security

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Schedule of Investments.

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                  PRINCIPAL
                    AMOUNT                                           VALUE
ALASKA
                             Anchorage Alaska
                  $2,000,000       4.50%, 12/28/06                $ 2,016,669
                             Valdez Alaska Marine
                   5,000,000       Variable Rate, 07/01/37          5,000,000

ARIZONA
                             Mesa, Arizona, Municipal
                             Development, Commercial Paper
                   1,000,000       3.25%, 05/22/06                  1,000,000
                             Salt River Project, Arizona,
                             Commercial Paper
                   1,000,000       3.30%, 05/02/06                  1,000,000
                   2,500,000       3.22%, 05/11/06                  2,500,000

CONNECTICUT
                             Connecticut State Health &
                             Education
                     900,000       Variable Rate, 05/15/14            900,000
                   1,500,000       Variable Rate, 02/15/21          1,500,000
                   3,700,000       Variable Rate, 11/15/28          3,700,000
                   1,500,000       Variable Rate, 07/01/29          1,500,000
                   2,200,000       Variable Rate, 07/01/29          2,200,000

DELAWARE
                             Delaware State
                     100,000       5.13%, 04/01/08                    100,000

FLORIDA
                             Dade County, Florida,
                             Industrial Development
                     600,000       Variable Rate, 06/01/21            600,000
                             Florida Municipal Power
                             Agency, Commercial Paper
                   1,000,000       3.25%, 05/22/06                  1,000,000

GEORGIA
                             Cobb County, Georgia,
                             Housing Authority
                             Multifamily Housing
                   2,100,000       Variable Rate, 09/15/26          2,100,000
                             Fulton County, Georgia,
                             Housing Authority
                             Multifamily Housing
                   1,000,000       Variable Rate, 09/15/26          1,000,000
                             Georgia Municipal Electric
                             Authority, Commercial Paper
                   3,361,000       3.06%, 04/04/06                  3,361,000

ILLINOIS
                             Illinois Development Finance
                             Authority Poll
                     910,000       Variable Rate, 11/01/12            910,000

IOWA
                             Pella Iowa
                     195,000       2.30%, 06/01/06                    194,603

KANSAS
                             Kansas, State Dept. of
                             Transportation, Highway Revenue
                     200,000       Variable Rate, 03/01/12            200,000
                     250,000       Variable Rate, 09/01/20            250,000
                             Kansas, State Development
                             Finance Authority
                     500,000       4.90%, 05/01/06                    500,637

MARYLAND
                             Maryland Educational Service,
                             Commercial Paper
                   3,000,000       3.05%, 04/03/06                  3,000,000
                             Montgomery County, Maryland,
                             Housing Authority Multifamily
                             Housing
                     550,000       Variable Rate, 08/01/15            550,000

MASSACHUSETTS
                             Bridgewater & Raynham,
                             Massachusetts Regional
                             School District
                   3,000,000       4.125%, 09/01/06                 3,015,562
                             Massachusetts State Federal
                             Highway Grant
                     220,000       5.00%, 06/15/06                    220,802
                             Massachusetts State Health &
                             Education
                   2,900,000       Variable Rate, 08/01/15          2,900,000
                   1,100,000       Variable Rate, 11/01/26          1,100,000
                   3,360,000       Variable Rate, 11/01/35          3,360,000
                   1,300,000       Variable Rate, 11/01/35          1,300,000

MISSOURI
                             Missouri, State Health &
                             Educational Authority
                   5,000,000       4.00%, 10/27/06                  5,029,267
                     500,000       Variable Rate, 09/01/30            500,000
                     500,000       Variable Rate, 09/01/30            500,000
                   2,000,000       Variable Rate, 03/01/40          2,000,000
                              University of Missouri Curators
                   2,500,000       5.00%, 06/30/06                  2,514,678

NEBRASKA
                             Omaha, Nebraska, Public
                             Power, Commercial Paper
                   2,400,000       3.29%, 06/06/06                  2,400,000
                     500,000       3.43%, 06/06/06                    500,000
                             Omaha, Nebraska, Public
                             Power Building
                     370,000       2.85%, 05/01/06                    370,000

NEVADA
                             Las Vegas Valley, Nevada,
                             Water, Commercial Paper
                   1,500,000       3.10%, 06/05/06                  1,500,000

NEW YORK
                             Cheektowaga New York
                     500,000       2.75%, 06/01/06                    499,484

NORTH CAROLINA
                             University of North Carolina Hospital
                     200,000       Variable Rate, 02/15/31            200,000

OHIO
                             Franklin County, Ohio, Revenue
                   3,000,000       Variable Rate, 12/01/30          3,000,000
                             Miami Trace OH School District
                   1,362,481       4.00%, 07/18/06                  1,365,481

PENNSYLVANIA
                             Beaver County, Pennsylvania,
                             Pollution Control
                   2,650,000       Variable Rate, 12/01/20          2,650,000
                             Delaware County, Pennsylvania
                     450,000       Variable Rate, 12/01/15            450,000

SOUTH CAROLINA
                             South Carolina Public
                             Authority Rev, Commercial Paper
                   1,000,000       3.14%, 05/10/06                  1,000,000

SOUTH DAKOTA
                             South Dakota Housing Development
                   1,000,000       Variable Rate, 05/01/32          1,000,000

TENNESSEE
                             Metro Nashville, Tennessee
                             Government
                   2,000,000       Variable Rate, 10/01/30          2,000,000
                   1,950,000       Variable Rate, 11/01/33          1,950,000
                   2,400,000       Variable Rate, 10/01/44          2,400,000

TEXAS
                             Austin, Texas, Utility System,
                             Commercial Paper
                     500,000       3.22%, 05/10/06                    500,000
                             Dallas, Texas, Rapid Transit,
                             Commercial Paper
                   5,400,000       3.15%, 05/16/06                  5,400,000
                             El Paso, Texas Water,
                             Commercial Paper
                   3,825,000       3.15%, 04/05/06                  3,825,000
                             Harris County, Texas,
                             Commercial Paper
                   2,000,000       3.25%, 06/06/06                  2,000,000
                             San Antonio, Texas, Water
                             Revenue
                     600,000       Variable Rate, 05/15/33            600,000
                             Texas Municipal Power,
                             Commercial Paper
                   1,000,000       3.10%, 04/05/06                  1,000,000
                   1,500,000       3.20%, 04/05/06                  1,500,000
                   3,000,000       3.15%, 05/22/06                  3,000,000
                   1,000,000       3.35%, 06/05/06                  1,000,000
                             Texas Public Finance
                             Authority, Commercial Paper
                   2,000,000       3.15%, 05/10/06                  2,000,000
                   1,000,000       3.20%, 05/10/06                  1,000,000
                   1,500,000       3.12%, 05/22/06                  1,500,000
                   1,000,000       3.25%, 06/05/06                  1,000,000
                             Texas State Tax & Revenue
                   5,800,000       4.50%, 08/31/06                  5,831,435
                             University of Texas,
                             Commercial Paper
                     800,000       3.05%, 04/03/06                    800,000
                   2,000,000       3.08%, 04/03/06                  2,000,000

UTAH
                             Intermountain Power, Utah,
                             Commercial Paper
                   2,000,000       3.16%, 04/05/06                  2,000,000
                             Salt Lake City, Utah,
                             Pollution Control
                   1,000,000       Variable Rate, 02/01/08          1,000,000

WASHINGTON
                             Washington State, Public Power
                             Supply #1
                   1,100,000       Variable Rate, 07/01/17          1,100,000
                             Washington State, Public Power
                             Supply #2a1
                   1,100,000       Variable Rate, 07/01/12          1,100,000
                             Washington State, Public Power
                             Supply #2a2
                   1,400,000       Variable Rate, 07/01/12          1,400,000

WISCONSIN
                             Wisconsin State Health &
                             Educational Authority Revenue
                   1,500,000       Variable Rate, 11/01/30          1,500,000

WYOMING
                             Kemmerer, Wyoming, Pollution
                             Control
                     500,000       Variable Rate, 11/01/14            500,000
                             Lincoln County, Wyoming,
                             Pollution Control
                   3,180,000       Variable Rate, 11/01/14          3,180,000
                   1,100,000       Variable Rate, 08/01/15          1,100,000
                             Wyoming Community
                             Development Authority
                   2,500,000       Variable Rate, 12/01/32          2,500,000
                                                                 ------------

TOTAL INVESTMENTS (Cost $127,144,618) - 99.7%                     127,144,618

Other assets less liabilities - 0.3%                                  442,288
                                                                 ------------

TOTAL NET ASSETS - 100.0%
(equivalent to $1.00 per share; Unlimited shares of
$0.01 par value capital shares authorized; 127,668,223
shares outstanding)                                              $127,586,906
                                                                 ============

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Schedule of investments

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

UMB Scout Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following eight diversified portfolios: UMB Scout Stock Fund ("Stock"), UMB Scout Growth Fund ("Growth"), UMB Scout Small Cap Fund ("Small Cap"), UMB Scout WorldWide Fund ("WorldWide"), UMB Scout Bond Fund ("Bond"), UMB Scout Money Market Fund - Federal Portfolio ("Money Market - Federal Portfolio"), UMB Scout Money Market Fund - Prime Portfolio ("Money Market - Prime Portfolio") and UMB Scout Tax-Free Money Market Fund ("Tax-Free Money Market"), (individually referred to as a "Fund," or collectively as the "Funds"). Prior to April 2005, the Growth Fund was known as the UMB Scout Stock Select Fund.

The Funds' investment objectives are as follows:

Fund                               Investment Objective

Stock ............................. Long-term growth of capital and income
Growth ............................ Long-term growth of capital
Small Cap ......................... Long-term growth of capital
WorldWide ........................  Long-term growth of capital and income
Bond .............................. Maximum current income consistent with quality and maturity standards
Money Market - Federal Portfolio .. Maximum income consistent with safety of principal and liquidity
Money Market - Prime Portfolio .... Maximum income consistent with safety of principal and liquidity
Tax-Free Money Market ............. Highest level of income exempt from federal income tax consistent with quality and
                                    maturity standards

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

a) SECURITY VALUATIONS - Each security listed on an exchange, except Nasdaq National Market(R) and SmallCap(R) securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If the Funds' Advisor determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds' Advisor will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its net asset value. The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security.

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

b) FOREIGN CURRENCY - Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

               a. Market value of investment securities, other than assets and liabilities - at the closing rate of exchange on March 31, 2006.

               b. Purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

c) SECURITIES LENDING - Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on each Fund's behalf by the lending agent and is invested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates) and money market funds. Loans are subject to termination at the option of the borrower of the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

     As of March 31, 2006, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities was as follows:

              Market Value of    Payable on Collateral   Reinvested Collateral
Fund        Securities Loaned        Due to Broker            Securities
--------------------------------------------------------------------------------
Growth         $  3,143,813           $  3,252,698           $  3,252,698
Stock             6,567,404              6,794,864              6,794,864
WorldWide       289,849,833            299,888,696            299,888,696
Bond             29,085,425             30,092,790             30,092,790

     Cash collateral was jointly pooled and invested in the following securities as of March 31, 2006:


                                         Growth          Stock       WorldWide        Bond          Total
------------------------------------------------------------------------------------------------------------

Alliance & Leicester PLC
4.680%, 04/01/2006                       143,511        299,792     13,231,211      1,327,706     15,002,220
American Express Bank FSB
4.720%, 04/13/2006                       143,532        299,836     13,233,156      1,327,901     15,004,425
Barclays Capital Repo
4.840%, 04/03/2006                     1,243,572      2,597,814    114,653,530     11,505,084    130,000,000
Bear Stearns Co, Inc.
4.711%, 04/05/2006                       143,561        299,898     13,235,868      1,328,173     15,007,500
Deutsche Bank Repo
4.820%, 04/03/2006                        28,698         59,950      2,645,850        265,502      3,000,000
First Tennessee Bank
4.743%, 04/17/2006                       143,590        299,958     13,238,540      1,328,442     15,010,530
Goldman Sachs Group, Inc.
4.670%, 04/01/2006                       143,521        299,815     13,232,217      1,327,807     15,003,360
Irish Life & Permanent
4.794%, 04/22/2006                       143,476        299,719     13,228,010      1,327,385     14,998,590
Lehman Brothers Holdings
4.824%, 04/01/2006                        95,719        199,957      8,825,014        885,560     10,006,250
Liquid Funding LTD
4.700%, 04/14/2006                       143,489        299,748     13,229,253      1,327,510     15,000,000
Morgan Stanley CPIB
4.860%, 04/03/2006                       143,489        299,748     13,229,253      1,327,510     15,000,000
Natexis Banq Populair NY
4.800%, 04/23/2006                       143,503        299,778     13,230,577      1,327,642     15,001,500
Provident Temp Cash
4.699%, 04/03/2006                        19,069         39,834      1,758,065        176,415      1,993,383
Prudential FA
4.774%, 04/15/2006                        47,830         99,916      4,409,751        442,503      5,000,000
Sigma Finance, Inc.
4.636%, 04/06/2006                       143,489        299,748     13,229,253      1,327,510     15,000,000
SLM Corp
4.776%, 04/20/2006                        95,686        199,888      8,821,990        885,256     10,002,820
Societe Generale
4.603%, 04/02/2006                       143,474        299,717     13,227,905      1,327,374     14,998,470
Unicredito Italiano Bank, Ireland
4.701%, 04/09/2006                       143,489        299,748     13,229,253      1,327,510     15,000,000
                                    ------------------------------------------------------------------------

                                    $  3,252,698   $  6,794,864   $299,888,696   $ 30,092,790   $340,029,048
                                    ========================================================================

d) FEDERAL INCOME TAXES - At March 31, 2006, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:


                                                                                                       Net
                                                            Gross               Gross              Unrealized
                                       Cost of            Unrealized          Unrealized          Appreciation
                                    Investments for    Appreciation for   (Depreciation) for   (Depreciation) for
                                   for Federal Tax       Federal Tax         Federal Tax          Federal Tax
Fund                                   Purposes            Purposes            Purposes             Purposes
                                   ---------------------------------------------------------------------------------

UMB Scout Bond                     $  157,870,306      $    514,916         $ (3,877,190)        $  (3,362,274)
UMB Scout Money Market - Federal      212,597,499             --                    --                   --
UMB Scout Money Market - Prime        549,874,601             --                    --                   --
UMB Scout Small Cap                   464,343,654       107,293,786           (7,725,625)           99,568,161
UMB Scout Stock                       105,800,673        20,358,340           (1,297,126)           19,061,214
UMB Scout Growth                       31,659,419         3,273,356             (265,166)            3,008,190
UMB Scout Tax-Free Money Market       127,144,618             --                    --                   --
UMB Scout WorldWide                 2,299,021,049       604,803,764          (21,912,073)          582,891,691


e) AMORTIZATION - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

f) USE OF ESTIMATES - The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

g) GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

     Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Funds
---------------

/s/ James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
May 30, 2006

/s/ C. Warren Green
------------------------------
C. Warren Green
Principal Financial Officer
May 30, 2006